Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 4 – RELATED PARTY TRANSACTIONS

During the years ended December 31, 2020, and 2019, the Company incurred salary expense of $210,000 and $198,000 respectively, related to services provided to it by its CEO.